UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2010

High Yield Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 92.6%
Aerospace - 1.4%
Alliant Techsystems, Inc., 6.875%, 2020		$20,000	$20,325
BE Aerospace, Inc., 8.5%, 2018		110,000	119,900
Bombardier, Inc., 7.5%, 2018 (n)		185,000	198,817
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		178,000	137,283
Oshkosh Corp., 8.25%, 2017		15,000	16,125
Oshkosh Corp., 8.5%, 2020		65,000	70,363

			$562,813

Airlines - 0.2%
American Airlines Pass-Through Trust, 7.377%, 2019		$86,332	$78,994
Continental Airlines, Inc., 6.748%, 2018		22,636	21,957

			$100,951

Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 8%, 2016		$110,000	$116,188
Phillips-Van Heusen Corp., 7.375%, 2020		120,000	126,450

			$242,638

Asset-Backed & Securitized - 0.9%
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045 (z)		$165,567	$9,934
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		148,212	32,512
Crest Ltd., CDO, 7%, 2040		156,695	7,835
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		165,000	161,464
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051		110,000	33,238
Merrill Lynch Mortgage Trust, FRN, “B”, 6.019%, 2050		110,000	35,339
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		62,000	50,499
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		87,180	16,221
Wachovia Credit, CDO, FRN, 1.639%, 2026 (z)		250,000	10,000

			$357,042

Automotive - 2.4%
Accuride Corp., 9.5%, 2018 (n)		$90,000	$94,500
Allison Transmission, Inc., 11%, 2015 (n)		160,000	173,600
Ford Motor Credit Co. LLC, 12%, 2015		504,000	634,771
General Motors Corp., 7.125%, 2013 (d)		170,000	54,825
Goodyear Tire & Rubber Co., 10.5%, 2016		30,000	33,975

			$991,671

Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)		$115,000	$123,625

Broadcasting - 5.0%
Allbritton Communications Co., 8%, 2018		$65,000	$65,163
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		113,502	58,047
Entravision Communications Corp., 8.75%, 2017 (n)		30,000	30,600
Inmarsat Finance PLC, 7.375%, 2017 (n)		200,000	209,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016		415,000	442,494
Lamar Media Corp., 6.625%, 2015		85,000	87,019
Lamar Media Corp., “C”, 6.625%, 2015		115,000	116,438
LBI Media, Inc., 8.5%, 2017 (z)		100,000	85,000
Local TV Finance LLC, 10%, 2015 (p)(z)		137,130	116,827
Newport Television LLC, 13%, 2017 (n)(p)		47,645	41,087
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		202,491	194,673
Nexstar Broadcasting Group, Inc., 7%, 2014		67,000	66,163
Salem Communications Corp., 9.625%, 2016		38,000	40,375
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		65,000	69,713
Sinclair Broadcast Group, Inc., 8.375%, 2018 (z)		20,000	20,150
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		120,000	127,500
Univision Communications, Inc., 12%, 2014 (n)		65,000	71,094
Univision Communications, Inc., 10.5%, 2015 (n)(p)		181,168	172,412
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	0

			$2,013,755

Brokerage & Asset Managers - 1.0%
E*TRADE Financial Corp., 7.875%, 2015		$50,000	$48,875
E*TRADE Financial Corp., 12.5%, 2017		60,000	68,400
Janus Capital Group, Inc., 6.95%, 2017		220,000	229,816
Nuveen Investments, Inc., 10.5%, 2015		45,000	44,719

			$391,810

Building - 1.9%
Associated Materials, Inc., 11.25%, 2014		$120,000	$125,400
Building Materials Holding Corp., 6.875%, 2018 (n)		50,000	49,125
Building Materials Holding Corp., 7%, 2020 (n)		55,000	56,375
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	75,000	96,161
Masco Corp., 7.125%, 2020		$55,000	56,343
Nortek, Inc., 11%, 2013		175,933	186,929
Owens Corning, 9%, 2019		95,000	112,376

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Building - continued
Ply Gem Industries, Inc., 11.75%, 2013	$85,000	$90,950

		$773,659

Business Services - 1.8%
First Data Corp., 9.875%, 2015	$125,000	$102,188
Interactive Data Corp., 10.25%, 2018 (n)	80,000	85,600
Iron Mountain, Inc., 6.625%, 2016	145,000	145,725
Iron Mountain, Inc., 8.375%, 2021	70,000	75,688
SunGard Data Systems, Inc., 9.125%, 2013	120,000	122,550
SunGard Data Systems, Inc., 10.25%, 2015	156,000	164,190
Terremark Worldwide, Inc., 12%, 2017	45,000	51,413

		$747,354

Cable TV - 3.4%
Cablevision Systems Corp., 8.625%, 2017	$85,000	$93,500
CCH II LLC, 13.5%, 2016	35,000	41,563
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	30,000	31,125
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	85,000	90,100
Charter Communications Operating LLC, 10.875%, 2014 (n)	180,000	203,850
CSC Holdings LLC, 8.5%, 2014	190,000	209,238
CSC Holdings LLC, 8.5%, 2015	60,000	65,550
EchoStar Corp., 7.125%, 2016	140,000	147,175
Insight Communications Co., Inc., 9.375%, 2018 (n)	75,000	79,688
Mediacom LLC, 9.125%, 2019	115,000	119,025
Videotron LTEE, 6.875%, 2014	45,000	45,675
Virgin Media Finance PLC, 9.125%, 2016	228,000	243,960

		$1,370,449

Chemicals - 3.0%
Ashland, Inc., 9.125%, 2017	$210,000	$240,450
Celanese U.S. Holdings LLC, 6.625%, 2018 (z)	75,000	76,688
Hexion Specialty Chemicals, Inc., 8.875%, 2018	195,000	191,100
Huntsman International LLC, 8.625%, 2021 (z)	110,000	113,850
Lumena Resources Corp., 12%, 2014 (n)	105,000	99,225
Lyondell Chemical Co., 11%, 2018	87,972	97,319
Momentive Performance Materials, Inc., 12.5%, 2014	153,000	172,890
Momentive Performance Materials, Inc., 11.5%, 2016	50,000	50,000
Solutia, Inc., 7.875%, 2020	155,000	165,656

		$1,207,178

Computer Software - Systems - 0.4%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$165,000	$176,963

Conglomerates - 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$115,000	$119,744
Pinafore LLC, 9%, 2018 (z)	40,000	42,000

		$161,744

Consumer Products - 1.5%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,763
ACCO Brands Corp., 7.625%, 2015	60,000	57,600
Central Garden & Pet Co., 8.25%, 2018	85,000	86,806
Easton-Bell Sports, Inc., 9.75%, 2016	65,000	70,606
Jarden Corp., 7.5%, 2017	150,000	155,250
Libbey Glass, Inc., 10%, 2015 (n)	100,000	107,500
NBTY, Inc., 9%, 2018 (z)	15,000	15,750
Visant Corp., 10%, 2017 (z)	100,000	104,500

		$614,775

Consumer Services - 1.7%
KAR Holdings, Inc., 10%, 2015	$115,000	$120,750
KAR Holdings, Inc., FRN, 4.465%, 2014	85,000	78,625
Service Corp. International, 7.375%, 2014	110,000	120,450
Service Corp. International, 7%, 2017	190,000	200,925
Ticketmaster Entertainment, Inc., 10.75%, 2016	160,000	175,200

		$695,950

Containers - 1.5%
Graham Packaging Holdings Co., 9.875%, 2014	$220,000	$228,250
Graham Packaging Holdings Co., 8.25%, 2018 (z)	20,000	20,325
Greif, Inc., 6.75%, 2017	165,000	170,156
Owens-Illinois, Inc., 7.375%, 2016	75,000	80,719
Reynolds Group, 7.75%, 2016 (n)	100,000	101,750

		$601,200

Defense Electronics - 0.4%
ManTech International Corp., 7.25%, 2018	$85,000	$88,188
MOOG, Inc., 7.25%, 2018	60,000	60,900

		$149,088

Electronics - 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$55,000	$58,575
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	75,000	78,000
Jabil Circuit, Inc., 7.75%, 2016	120,000	131,550
NXP B.V., 7.875%, 2014	75,000	77,625

		$345,750

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN,
0.677%, 2012	$38,175	$34,618

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Independent - 6.4%
Anadarko Petroleum Corp., 5.95%, 2016		$85,000	$92,814
Anadarko Petroleum Corp., 6.375%, 2017		11,000	12,122
Anadarko Petroleum Corp., 8.7%, 2019		60,000	72,964
Harvest Operations Corp., 6.875%, 2017 (z)		35,000	35,788
Hilcorp Energy I LP, 9%, 2016 (n)		200,000	207,500
Linn Energy LLC, 7.75%, 2021 (z)		88,000	88,770
Newfield Exploration Co., 6.625%, 2014		125,000	127,813
Newfield Exploration Co., 6.625%, 2016		60,000	62,400
OPTI Canada, Inc., 9.75%, 2013 (n)		90,000	91,350
OPTI Canada, Inc., 8.25%, 2014		165,000	125,400
Penn Virginia Corp., 10.375%, 2016		225,000	246,375
Petrohawk Energy Corp., 10.5%, 2014		65,000	73,613
Pioneer Natural Resources Co., 6.875%, 2018		130,000	139,141
Pioneer Natural Resources Co., 7.5%, 2020		135,000	148,554
Plains Exploration & Production Co., 7%, 2017		290,000	297,250
QEP Resources, Inc., 6.875%, 2021		80,000	86,600
Quicksilver Resources, Inc., 8.25%, 2015		115,000	121,325
Quicksilver Resources, Inc., 9.125%, 2019		65,000	71,256
Range Resources Corp., 8%, 2019		140,000	152,950
Range Resources Corp., 6.75%, 2020		75,000	78,000
SandRidge Energy, Inc., 8%, 2018 (n)		195,000	190,125
Southwestern Energy Co., 7.5%, 2018		70,000	79,100

			$2,601,210

Entertainment - 1.0%
AMC Entertainment, Inc., 11%, 2016		$150,000	$160,125
AMC Entertainment, Inc., 8.75%, 2019		120,000	126,450
Cinemark USA, Inc., 8.625%, 2019		95,000	101,175

			$387,750

Financial Institutions - 4.5%
CIT Group, Inc., 7%, 2014		$150,000	$149,625
CIT Group, Inc., 7%, 2017		405,000	396,394
CIT Group, Inc., 10.25%, 2017		200,000	207,000
GMAC, Inc., 6.75%, 2014		305,000	317,772
GMAC, Inc., 8%, 2031		250,000	268,125
International Lease Finance Corp., 5.625%, 2013		115,000	112,844
International Lease Finance Corp., 8.75%, 2017 (n)		185,000	198,413
International Lease Finance Corp., 7.125%, 2018 (n)		79,000	85,123
Nationstar Mortgage LLC, 10.875%, 2015 (z)		55,000	46,063
SLM Corp., 8%, 2020		45,000	44,655

			$1,826,014

Food & Beverages - 2.5%
ARAMARK Corp., 8.5%, 2015		$115,000	$119,600
B&G Foods, Inc., 7.625%, 2018		85,000	88,506
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		200,000	215,000
Constellation Brands, Inc., 7.25%, 2016		60,000	63,825
Del Monte Foods Co., 6.75%, 2015		185,000	191,244
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	161,200
Smithfield Foods, Inc., 7.75%, 2017		60,000	60,825
TreeHouse Foods, Inc., 7.75%, 2018		125,000	134,375

			$1,034,575

Forest & Paper Products - 2.4%
Boise, Inc., 8%, 2020		$115,000	$119,025
Cascades, Inc., 7.75%, 2017		80,000	83,400
Georgia-Pacific Corp., 7.125%, 2017 (n)		65,000	68,819
Georgia-Pacific Corp., 8%, 2024		175,000	196,438
Georgia-Pacific Corp., 7.25%, 2028		35,000	35,963
Graphic Packaging Holding Co., 7.875%, 2018		20,000	20,550
JSG Funding PLC, 7.75%, 2015		35,000	35,350
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	218,663
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		60,000	60,473
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	142,460

			$981,141

Gaming & Lodging - 4.4%
Ameristar Casinos, Inc., 9.25%, 2014		$50,000	$53,375
Firekeepers Development Authority, 13.875%, 2015 (n)		85,000	99,025
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		180,000	27
Gaylord Entertainment Co., 6.75%, 2014		105,000	102,900
GWR Operating Partnership LLP, 10.875%, 2017 (n)		80,000	81,400
Harrah’s Operating Co., Inc., 11.25%, 2017		170,000	186,150
Harrah’s Operating Co., Inc., 10%, 2018		55,000	44,000
Harrah’s Operating Co., Inc., 10%, 2018		73,000	58,309

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Host Hotels & Resorts, Inc., 6.75%, 2016	$175,000	$181,344
Host Hotels & Resorts, Inc., 9%, 2017	135,000	150,694
MGM Mirage, 10.375%, 2014	20,000	22,250
MGM Mirage, 11.125%, 2017	60,000	68,325
MGM Mirage, 9%, 2020 (n)	115,000	121,038
MGM Resorts International, 11.375%, 2018	105,000	100,013
Penn National Gaming, Inc., 8.75%, 2019	125,000	132,813
Pinnacle Entertainment, Inc., 7.5%, 2015	60,000	58,050
Royal Caribbean Cruises Ltd., 11.875%, 2015	50,000	60,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	69,875
Station Casinos, Inc., 6%, 2012 (d)	200,000	34
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	33
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	608
Station Casinos, Inc., 7.75%, 2049 (d)	70,000	7
Wyndham Worldwide Corp., 6%, 2016	85,000	88,674
Wyndham Worldwide Corp., 7.375%, 2020	55,000	58,781
Wynn Las Vegas LLC, 7.75%, 2020 (n)	55,000	58,025

		$1,796,375

General Merchandise - 0.0%
Sears Holding Corp., 6.625%, 2018 (z)	$20,000	$20,000

Industrial - 1.5%
Altra Holdings, Inc., 8.125%, 2016	$85,000	$88,400
Baldor Electric Co., 8.625%, 2017	195,000	208,650
Diversey, Inc., 8.25%, 2019	80,000	85,600
Great Lakes Dredge & Dock Corp., 7.75%, 2013	100,000	100,500
Mueller Water Products, Inc., 7.375%, 2017	50,000	44,125
Mueller Water Products, Inc., 8.75%, 2020 (n)	60,000	63,000

		$590,275

Insurance - 1.1%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$295,000	$295,000
ING Groep N.V., 5.775% to 2015, FRN to 2049	190,000	170,525

		$465,525

Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$180,000	$212,400
USI Holdings Corp., 9.75%, 2015 (z)	160,000	155,200
XL Group PLC, 6.5% to 2017, FRN to 2049	100,000	82,500

		$450,100

Machinery & Tools - 0.8%
Case Corp., 7.25%, 2016	$60,000	$63,900
Case New Holland, Inc., 7.875%, 2017 (n)	175,000	190,094
Rental Service Corp., 9.5%, 2014	80,000	82,900

		$336,894

Major Banks - 1.9%
Bank of America Corp., 8% to 2018, FRN to 2049	$255,000	$263,043
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	290,000	310,773
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	201,075

		$774,891

Medical & Health Technology & Services - 7.2%
Biomet, Inc., 10%, 2017	$170,000	$187,638
Community Health Systems, Inc., 8.875%, 2015	265,000	281,563
Cooper Cos., Inc., 7.125%, 2015	130,000	131,300
DaVita, Inc., 6.625%, 2013	58,000	58,943
DaVita, Inc., 7.25%, 2015	105,000	109,003
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	142,500
HCA, Inc., 9.25%, 2016	510,000	552,075
HCA, Inc., 8.5%, 2019	105,000	117,075
HealthSouth Corp., 8.125%, 2020	195,000	202,800
Psychiatric Solutions, Inc., 7.75%, 2015	50,000	52,000
Psychiatric Solutions, Inc., 7.75%, 2015	70,000	72,800
Tenet Healthcare Corp., 9.25%, 2015	195,000	209,381
Tenet Healthcare Corp., 8%, 2020 (n)	40,000	39,900
U.S. Oncology, Inc., 10.75%, 2014	110,000	114,400
United Surgical Partners International, Inc., 8.875%, 2017	65,000	66,463
United Surgical Partners International, Inc., 9.25%, 2017 (p)	90,000	92,700
Universal Hospital Services, Inc., 8.5%, 2015 (p)	175,000	176,094
Universal Hospital Services, Inc., FRN, 4.133%, 2015	45,000	38,700
Vanguard Health Systems, Inc., 8%, 2018	130,000	131,950
VWR Funding, Inc., 10.25%, 2015 (p)	147,375	152,902

		$2,930,187

Metals & Mining - 2.4%
Arch Coal, Inc., 7.25%, 2020	$55,000	$58,094
Arch Western Finance LLC, 6.75%, 2013	57,000	57,641

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - continued
Cloud Peak Energy, Inc., 8.25%, 2017	$120,000	$126,750
Cloud Peak Energy, Inc., 8.5%, 2019	100,000	107,250
CONSOL Energy, Inc., 8%, 2017 (n)	85,000	92,013
CONSOL Energy, Inc., 8.25%, 2020 (n)	55,000	60,088
FMG Finance Ltd., 10.625%, 2016 (n)	135,000	166,219
Peabody Energy Corp., 7.375%, 2016	165,000	179,850
Teck Resources Ltd., 10.25%, 2016	20,000	24,300
U.S. Steel Corp., 7.375%, 2020	80,000	83,400

		$955,605

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$151,163
Ferrellgas Partners LP, 8.625%, 2020	120,000	128,700
Inergy LP, 6.875%, 2014	120,000	122,400

		$402,263

Natural Gas - Pipeline - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$65,000	$65,650
Atlas Pipeline Partners LP, 8.75%, 2018	140,000	143,150
Crosstex Energy, Inc., 8.875%, 2018	125,000	130,938
El Paso Corp., 8.25%, 2016	105,000	116,813
El Paso Corp., 7%, 2017	175,000	185,827
El Paso Corp., 7.75%, 2032	60,000	62,302
Energy Transfer Equity LP, 7.5%, 2020	50,000	52,625
Enterprise Products Partners LP, FRN, 8.375%, 2066	73,000	76,194
Enterprise Products Partners LP, FRN, 7.034%, 2068	44,000	43,780
MarkWest Energy Partners LP, 6.875%, 2014	120,000	121,350
MarkWest Energy Partners LP, 8.75%, 2018	30,000	32,400

		$1,031,029

Network & Telecom - 3.1%
Cincinnati Bell, Inc., 8.25%, 2017	$35,000	$35,350
Cincinnati Bell, Inc., 8.75%, 2018	140,000	136,500
Citizens Communications Co., 9%, 2031	50,000	53,313
Frontier Communications Corp., 8.25%, 2017	30,000	32,813
Frontier Communications Corp., 8.5%, 2020	140,000	154,525
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	217,813
Qwest Communications International, Inc., 8%, 2015	55,000	59,538
Qwest Communications International, Inc., 7.125%, 2018 (n)	115,000	120,750
Qwest Corp., 8.375%, 2016	61,000	72,133
Windstream Corp., 8.625%, 2016	270,000	285,525
Windstream Corp., 8.125%, 2018 (n)	20,000	20,700
Windstream Corp., 7.75%, 2020 (z)	60,000	60,450

		$1,249,410

Oil Services - 1.3%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$90,000	$90,450
Basic Energy Services, Inc., 7.125%, 2016	50,000	45,250
Edgen Murray II, LP, 12.25%, 2015	50,000	36,125
Expro Finance Luxembourg, 8.5%, 2016 (n)	200,000	190,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	65,000	57,200
Pioneer Drilling Co., 9.875%, 2018 (n)	90,000	92,025

		$511,550

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$91,000

Other Banks & Diversified Financials - 2.0%
Capital One Financial Corp., 10.25%, 2039	$150,000	$162,375
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	240,000	252,000
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	100,000	115,108
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	98,500
Santander UK PLC, 8.963% to 2030, FRN to 2049	160,000	174,155

		$802,138

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (z)	$35,000	$35,700
Valeant Pharmaceuticals International, Inc., 7%, 2020 (z)	10,000	10,225

		$45,925

Printing & Publishing - 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$13,811	$13,562
American Media Operations, Inc., 14%, 2013 (p)(z)	151,387	92,880
Nielsen Finance LLC, 10%, 2014	185,000	194,481
Nielsen Finance LLC, 11.5%, 2016	100,000	113,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	28,035
Nielsen Finance LLC, 7.75%, 2018 (z)	50,000	49,634

		$492,092

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$155,000	$166,819

Real Estate - 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017	$45,000	$52,088
Developers Diversified Realty Corp., REIT, 7.875%, 2020	45,000	46,627
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	100,000	101,125

		$199,840

Retailers - 3.1%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$55,825
Express LLC/Express Finance Corp., 8.75%, 2018	75,000	79,125
Limited Brands, Inc., 6.9%, 2017	85,000	90,100
Limited Brands, Inc., 6.95%, 2033	50,000	45,750
Macy’s, Inc., 5.75%, 2014	90,000	95,400
Macy’s, Inc., 5.9%, 2016	145,000	154,425
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	120,750
QVC, Inc., 7.375%, 2020 (n)	135,000	139,725
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	158,775
Toys “R” Us, Inc., 10.75%, 2017	215,000	242,950
Toys “R” Us, Inc., 8.5%, 2017 (n)	75,000	79,313

		$1,262,138

Specialty Stores - 0.6%
Michaels Stores, Inc., 11.375%, 2016	$80,000	$86,900
Payless ShoeSource, Inc., 8.25%, 2013	142,000	144,130

		$231,030

Telecommunications - Wireless - 5.2%
Clearwire Corp., 12%, 2015 (n)	$155,000	$167,013
Cricket Communications, Inc., 7.75%, 2016	95,000	100,819
Crown Castle International Corp., 9%, 2015	75,000	82,688
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	66,300
Crown Castle International Corp., 7.125%, 2019	190,000	202,350
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	141,750
Digicel Group Ltd., 10.5%, 2018 (n)	130,000	142,675
MetroPCS Wireless, Inc., 9.25%, 2014	60,000	62,850
MetroPCS Wireless, Inc., 7.875%, 2018	50,000	51,500
Nextel Communications, Inc., 6.875%, 2013	90,000	90,563
NII Holdings, Inc., 10%, 2016	115,000	130,813
NII Holdings, Inc., 8.875%, 2019	65,000	72,231
SBA Communications Corp., 8%, 2016	40,000	43,000
SBA Communications Corp., 8.25%, 2019	75,000	82,500
Sprint Capital Corp., 6.875%, 2028	60,000	54,900
Sprint Nextel Corp., 8.375%, 2017	165,000	179,025
Sprint Nextel Corp., 8.75%, 2032	155,000	162,750
Wind Acquisition Finance S.A., 12%, 2015 (n)	250,000	264,688

		$2,098,415

Telephone Services - 0.4%
Frontier Communications Corp., 8.125%, 2018	$135,000	$147,488

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016	$75,000	$81,188

Transportation - Services - 1.3%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$25,000	$25,563
Commercial Barge Line Co., 12.5%, 2017	195,000	214,500
Hertz Corp., 8.875%, 2014	200,000	205,250
Hertz Corp., 7.5%, 2018 (z)	80,000	80,000

		$525,313

Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$285,000	$307,800
Calpine Corp., 8%, 2016 (n)	130,000	139,100
Calpine Corp., 7.875%, 2020 (n)	45,000	46,238
Dynegy Holdings, Inc., 7.75%, 2019	225,000	154,125
Edison Mission Energy, 7%, 2017	225,000	162,563
Energy Future Holdings Corp., 10%, 2020 (n)	145,000	143,950
Energy Future Holdings Corp., 10%, 2020	95,000	94,279
Mirant North America LLC, 7.375%, 2013	105,000	108,150
NRG Energy, Inc., 7.375%, 2016	205,000	210,894
Texas Competitive Electric Holdings LLC, 10.25%, 2015	155,000	101,525

		$1,468,624

Total Bonds		$37,619,837

CONVERTIBLE BONDS - 0.2%
Automotive - 0.2%
Accuride Corp., 7.5%, 2020	$25,613	$62,152

FLOATING RATE LOANS (g)(r) - 2.2%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$77,467	$76,741

Automotive - 0.8%
Ford Motor Co., Term Loan B-1, 3.03%, 2013	$350,147	$343,090

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

High Yield Variable Account

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - continued
Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 7.11%, 2014			$54,207	$51,903
Local TV Finance LLC, Term Loan B, 2.29%, 2013			11,725	10,708
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			55,005	54,730

				$117,341

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.3%, 2013			$7,816	$6,956
Realogy Corp., Term Loan, 3.25%, 2013			57,340	50,865

				$57,821

Financial Institutions - 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015			$21,917	$21,999

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$248,868	$4,355
MGM Mirage, Term Loan, 7%, 2014			84,867	72,359

				$76,714

Utilities - Electric Power - 0.5%
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 2, 3.92%, 2014 (o)			$255,107	$197,850

Total Floating Rate Loans				$891,556

COMMON STOCKS - 0.6%
Automotive - 0.1%
Accuride Corp. (a)			26,727	$29,400
Oxford Automotive, Inc. (a)			53	0

				$29,400

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)			25	$48,750

Chemicals - 0.1%
LyondellBasell Industries N.V., “A” (a)			1,002	$23,948
LyondellBasell Industries N.V., “B” (a)			2,837	67,662

				$91,610

Construction - 0.1%
Nortek, Inc. (a)			997	$38,933

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.			1,600	$27,920

Printing & Publishing - 0.1%
American Media, Inc. (a)			2,421	$14,816
Golden Books Family Entertainment, Inc. (a)			21,250	0
Quad/Graphics, Inc. (a)			156	7,288
Supermedia, Inc. (a)			152	1,607

				$23,711

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			113	$4,407

Total Common Stocks				$264,731

PREFERRED STOCKS - 0.1%
Other Banks & Diversified Financials - 0.1%
Citigroup Capital XIII, 7.875%			950	$23,750

	Strike Price	First Exercise
WARRANTS - 0.3%
Broadcasting - 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.10	7/14/10	67	$130,650

Issuer/Expiration Date/ Strike Price			Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
S&P 500 Index - December 2010 @ $1,200			7	$12,180

Issuer			Shares/Par
MONEY MARKET FUNDS (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			842,944	$842,944

Total Investments				$39,847,800

OTHER ASSETS, LESS LIABILITIES - 1.9%				780,380

NET ASSETS - 100.0%				$40,628,180

(a)	Non-income producing security.

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

High Yield Variable Account

(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,723,489 representing 19.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 – 10/15/09	$10,299	$13,562
American Media Operations, Inc., 14%, 2013	1/29/09 – 4/15/09	99,769	92,880
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	24,342	25,563
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045	9/21/04	145,162	9,934
Bonten Media Acquisition Co., 9%, 2015	5/22/07 – 5/19/09	113,846	58,047
Celanese U.S. Holdings LLC, 6.625%, 2018	9/15/10 – 9/24/10	75,612	76,688
Graham Packaging Holdings Co., 8.25%, 2018	9/16/10	20,000	20,325
Harvest Operations Corp., 6.875%, 2017	9/24/10	34,762	35,788
Hertz Corp., 7.5%, 2018	9/16/10 – 9/17/10	80,231	80,000
Huntsman International LLC, 8.625%, 2021	9/29/10	114,288	113,850
LBI Media, Inc., 8.5%, 2017	7/18/07	98,732	85,000
Linn Energy LLC, 7.75%, 2021	9/08/10	86,477	88,770
Local TV Finance LLC, 10%, 2015	11/09/07 – 11/30/09	133,700	116,827
NBTY, Inc., 9%, 2018	9/22/10	15,000	15,750
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	53,584	46,063
Nielsen Finance LLC, 7.75%, 2018	4/24/09 – 6/04/09	49,634	49,634
Pinafore LLC, 9%, 2018	9/21/10	40,000	42,000
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 – 8/02/10	60,391	60,473
Sears Holding Corp., 6.625%, 2018	9/30/10	20,000	20,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	9/21/10	19,713	20,150
USI Holdings Corp., 9.75%, 2015	5/07/07 – 11/28/07	156,256	155,200
Valeant Pharmaceuticals International, Inc., 6.75%, 2017	9/21/10 – 9/23/10	35,106	35,700
Valeant Pharmaceuticals International, Inc., 7%, 2020	9/21/10	9,938	10,225
Visant Corp., 10%, 2017	9/17/10	100,000	104,500
Wachovia Credit, CDO, FRN, 1.639%, 2026	6/08/06	250,000	10,000
Windstream Corp., 7.75%, 2020	7/12/10	60,000	60,450

Total Restricted Securities			$1,447,379
% of Net Assets			3.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$78,395	$246,490	$14,816	$339,701
Netherlands	91,610	—	—	91,610
Non-U.S. Sovereign Debt	—	34,618	—	34,618
Corporate Bonds	—	32,294,937		32,294,937
Commercial Mortgage-Backed Securities	—	329,273	—	329,273
Asset-Backed Securities (including CDOs)	—	27,769	—	27,769
Foreign Bonds	—	4,995,392	—	4,995,392
Floating Rate Loans	—	891,556	—	891,556
Mutual Funds	842,944	—	—	842,944

Total Investments	1,012,949	38,820,035	14,816	39,847,800

Other Financial Instruments
Futures	$1,154	$—	$—	$1,154
Forward Currency Contracts	—	(15,064)	—	(15,064)

For further information regarding security characteristics, see the Portfolio of Investments.

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/10 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$6,948
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	7,868
Purchases
Sales
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$14,816

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at September 30, 2010 is $7,868.

(2) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	166,478	12/15/10	$211,762	$226,826	$(15,064)

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$630,234	December-2010	$1,154

At September 30, 2010, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	996,965	13,001,147	(13,155,168)	842,944

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,531	$842,944

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.